Liabilities (Details 2) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)
Statement [Line Items]
Current Portion	$ 62		$ 62
Long Term Portion	$ 153		195
Lease Liability [member]
Statement [Line Items]
Lease Liabilities, Beginning		$ 257	21
New offlice lease			272
Interest		16		$ 7
Foreign Currency Translation		4	$ (1)
Lease Payments		(62)		(42)
Lease Liabilities, Ending		215
Current Portion		62
Long Term Portion		153
Lease Liabilities		$ 215		$ 257